Quarterly Holdings Report
for

Fidelity® Mortgage Backed Securities Central Fund

November 30, 2019

MBSCEN-QTLY-0120
1.841407.113

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 98.5%
	Principal Amount	Value
Fannie Mae - 38.8%
12 month U.S. LIBOR + 1.445% 4.497% 4/1/37 (a)(b)	20,367	21,108
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (a)(b)	6,857	7,130
12 month U.S. LIBOR + 1.490% 4.234% 1/1/35 (a)(b)	22,240	23,001
12 month U.S. LIBOR + 1.553% 4.345% 6/1/36 (a)(b)	22,968	23,974
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (a)(b)	10,283	10,668
12 month U.S. LIBOR + 1.590% 4.484% 5/1/36 (a)(b)	42,734	44,596
12 month U.S. LIBOR + 1.610% 4.313% 3/1/33 (a)(b)	16,073	16,667
12 month U.S. LIBOR + 1.641% 3.879% 9/1/36 (a)(b)	11,636	12,162
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (a)(b)	18,896	19,777
12 month U.S. LIBOR + 1.650% 4.442% 11/1/36 (a)(b)	11,683	12,173
12 month U.S. LIBOR + 1.710% 3.425% 7/1/43 (a)(b)	637,076	659,107
12 month U.S. LIBOR + 1.711% 4.595% 6/1/42 (a)(b)	31,982	32,982
12 month U.S. LIBOR + 1.718% 4.013% 5/1/35 (a)(b)	34,426	35,941
12 month U.S. LIBOR + 1.730% 4.695% 7/1/35 (a)(b)	14,412	15,016
12 month U.S. LIBOR + 1.750% 4.064% 8/1/41 (a)(b)	45,972	47,747
12 month U.S. LIBOR + 1.750% 4.631% 3/1/40 (a)(b)	39,719	41,315
12 month U.S. LIBOR + 1.800% 4.235% 12/1/40 (a)(b)	959,735	997,257
12 month U.S. LIBOR + 1.800% 4.5% 7/1/41 (a)(b)	38,141	39,909
12 month U.S. LIBOR + 1.800% 4.784% 1/1/42 (a)(b)	58,769	60,566
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (a)(b)	21,522	22,421
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (a)(b)	18,202	18,921
12 month U.S. LIBOR + 1.818% 4.068% 9/1/41 (a)(b)	13,365	13,970
12 month U.S. LIBOR + 1.818% 4.931% 2/1/42 (a)(b)	72,047	74,497
12 month U.S. LIBOR + 1.825% 4.95% 2/1/35 (a)(b)	122,243	127,940
12 month U.S. LIBOR + 1.830% 3.879% 10/1/41 (a)(b)	11,477	11,938
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (a)(b)	14,793	15,470
12 month U.S. LIBOR + 1.900% 4.782% 7/1/37 (a)(b)	27,303	28,670
6 month U.S. LIBOR + 1.470% 3.553% 10/1/33 (a)(b)	1,094	1,128
6 month U.S. LIBOR + 1.505% 4.103% 1/1/35 (a)(b)	34,102	35,230
6 month U.S. LIBOR + 1.510% 4.037% 2/1/33 (a)(b)	637	657
6 month U.S. LIBOR + 1.535% 3.851% 12/1/34 (a)(b)	6,529	6,758
6 month U.S. LIBOR + 1.535% 3.94% 3/1/35 (a)(b)	6,161	6,380
6 month U.S. LIBOR + 1.550% 3.807% 10/1/33 (a)(b)	3,183	3,289
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (a)(b)	3,941	4,083
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (a)(b)	809	842
6 month U.S. LIBOR + 1.960% 4.21% 9/1/35 (a)(b)	6,251	6,554
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (a)(b)	5,392	5,671
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.27% 6/1/36 (a)(b)	37,236	39,059
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.266% 10/1/33 (a)(b)	17,904	18,795
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.859% 7/1/34 (a)(b)	45,504	47,844
2.5% 12/1/26 to 8/1/43 (c)	34,922,053	35,159,436
3% 7/1/27 to 9/1/49 (d)(e)	250,296,771	256,903,092
3.25% 12/1/41	14,852	15,406
3.4% 7/1/42 to 9/1/42	205,813	214,262
3.5% 12/1/25 to 11/1/49 (f)	185,938,513	194,236,602
3.525% 5/1/42	8,439	8,930
3.65% 5/1/42 to 8/1/42	171,608	180,993
3.9% 4/1/42	16,314	17,392
4% 5/1/29 to 12/1/48	153,777,985	162,640,813
4.025% 5/1/42 to 6/1/42	73,173	78,548
4.25% 11/1/41	52,744	57,031
4.5% to 4.5% 6/1/20 to 2/1/49	61,271,709	65,700,305
5% 1/1/20 to 2/1/49	12,831,228	14,073,300
5.248% 8/1/41 (a)	571,882	622,438
5.5% 9/1/21 to 5/1/44	6,426,200	7,212,836
6% to 6% 2/1/20 to 1/1/42	3,153,035	3,611,106
6.5% 8/1/20 to 4/1/37	476,758	534,316
6.528% 2/1/39 (a)	605,835	654,687
7% to 7% 9/1/21 to 7/1/37	316,569	358,315
7.5% to 7.5% 12/1/22 to 2/1/32	142,987	162,044
8% 8/1/29 to 3/1/37	5,048	6,027
8.5% 6/1/21 to 8/1/23	15	16
9.5% 9/1/21 to 2/1/25	50	50
		745,059,158
Freddie Mac - 23.5%
12 month U.S. LIBOR + 1.325% 4.175% 1/1/36 (a)(b)	11,165	11,503
12 month U.S. LIBOR + 1.370% 3.971% 3/1/36 (a)(b)	37,608	38,903
12 month U.S. LIBOR + 1.500% 4.285% 3/1/36 (a)(b)	33,140	34,298
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (a)(b)	9,761	10,098
12 month U.S. LIBOR + 1.750% 4.006% 9/1/41 (a)(b)	192,886	200,044
12 month U.S. LIBOR + 1.750% 4.25% 12/1/40 (a)(b)	439,367	454,227
12 month U.S. LIBOR + 1.750% 4.408% 7/1/41 (a)(b)	111,315	115,585
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (a)(b)	12,960	13,486
12 month U.S. LIBOR + 1.864% 4.739% 4/1/36 (a)(b)	12,846	13,494
12 month U.S. LIBOR + 1.870% 4.801% 4/1/41 (a)(b)	12,745	13,249
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (a)(b)	17,246	18,037
12 month U.S. LIBOR + 1.880% 4.434% 10/1/42 (a)(b)	82,851	86,204
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (a)(b)	16,555	17,210
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (a)(b)	31,849	33,193
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (a)(b)	26,185	27,522
12 month U.S. LIBOR + 1.910% 4.811% 5/1/41 (a)(b)	29,992	31,222
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (a)(b)	7,322	7,681
12 month U.S. LIBOR + 1.998% 4.913% 4/1/38 (a)(b)	37,028	38,802
12 month U.S. LIBOR + 2.045% 4.784% 7/1/36 (a)(b)	18,614	19,519
12 month U.S. LIBOR + 2.060% 4.728% 3/1/33 (a)(b)	557	582
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (a)(b)	31,654	33,074
6 month U.S. LIBOR + 1.125% 3.601% 8/1/37 (a)(b)	13,940	14,210
6 month U.S. LIBOR + 1.445% 3.695% 3/1/35 (a)(b)	13,384	13,839
6 month U.S. LIBOR + 1.608% 4.205% 12/1/35 (a)(b)	3,333	3,449
6 month U.S. LIBOR + 1.661% 4.199% 2/1/37 (a)(b)	38,229	39,654
6 month U.S. LIBOR + 1.720% 4.247% 8/1/37 (a)(b)	18,871	19,643
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (a)(b)	4,862	5,049
6 month U.S. LIBOR + 1.840% 4.122% 10/1/36 (a)(b)	54,394	56,797
6 month U.S. LIBOR + 1.910% 4.192% 10/1/35 (a)(b)	32,975	34,398
6 month U.S. LIBOR + 2.020% 4.6% 6/1/37 (a)(b)	10,866	11,309
6 month U.S. LIBOR + 2.040% 4.665% 6/1/37 (a)(b)	14,416	15,007
6 month U.S. LIBOR + 2.270% 4.488% 10/1/35 (a)(b)	24,483	25,588
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.573% 6/1/33 (a)(b)	45,008	47,226
U.S. TREASURY 1 YEAR INDEX + 2.286% 4.828% 6/1/33 (a)(b)	87,775	92,005
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.717% 3/1/35 (a)(b)	168,951	177,340
2.5% 11/1/27 to 10/1/34	36,366,949	36,811,318
3% 6/1/31 to 10/1/49	62,126,876	63,865,061
3.5% 3/1/32 to 3/1/48	152,648,148	159,992,841
3.5% 8/1/47	8,001,738	8,376,075
4% 6/1/33 to 10/1/48	126,551,810	133,893,947
4% 4/1/48	233,863	244,341
4.5% 6/1/25 to 10/1/48	30,022,886	32,317,104
5% 6/1/20 to 7/1/41	6,596,409	7,286,033
5.5% 2/1/20 to 6/1/41	2,919,993	3,268,012
6% 10/1/21 to 12/1/37	614,015	695,551
6.5% 7/1/21 to 9/1/39	1,024,677	1,180,059
7% 6/1/21 to 9/1/36	274,211	313,389
7.5% 6/1/26 to 6/1/32	9,123	10,516
8% 7/1/24 to 4/1/32	7,965	9,132
8.5% 12/1/22 to 9/1/29	8,245	9,217
		450,046,043
Ginnie Mae - 31.9%
3.5% 9/20/40 to 11/20/47	168,367,359	176,095,575
4% 2/15/39 to 5/20/49	104,802,799	111,074,944
4.5% 6/20/33 to 6/20/48	54,009,449	57,722,017
5% 12/15/32 to 4/20/48	11,095,204	12,083,782
5.5% 6/15/33 to 9/15/39	639,319	718,340
6% to 6% 10/15/30 to 5/15/40	839,146	957,226
7% to 7% 10/15/22 to 3/15/33	418,374	475,232
7.5% to 7.5% 2/15/22 to 9/15/31	168,531	186,734
8% 11/15/21 to 11/15/29	44,541	48,496
8.5% 10/15/21 to 1/15/31	6,862	7,754
9% 1/15/23	81	87
9.5% 12/15/20 to 3/15/23	28	28
3% 5/15/42 to 6/20/48	59,856,638	61,817,607
3% 12/1/49 (f)	26,900,000	27,646,055
3% 12/1/49 (f)	6,450,000	6,628,887
3% 12/1/49 (f)	5,050,000	5,190,059
3% 12/1/49 (f)	11,100,000	11,407,852
3% 12/1/49 (f)	175,000	179,854
3% 12/1/49 (f)	3,600,000	3,699,844
3% 12/1/49 (f)	3,325,000	3,417,217
3% 12/1/49 (f)	6,950,000	7,142,754
3% 12/1/49 (f)	2,025,000	2,081,162
3% 12/1/49 (f)	13,425,000	13,797,334
3% 12/1/49 (f)	1,475,000	1,515,908
3% 12/1/49 (f)	9,500,000	9,763,477
3% 12/1/49 (f)	1,200,000	1,233,281
3% 12/1/49 (f)	75,000	77,080
3.5% 12/1/49 (f)	40,000,000	41,340,624
3.5% 12/1/49 (f)	28,800,000	29,765,249
3.5% 12/1/49 (f)	24,100,000	24,907,726
6.5% 3/20/31 to 6/15/37	123,543	142,068
		611,124,253
Uniform Mortgage Backed Securities - 4.3%
3% 12/1/49 (f)	2,400,000	2,433,937
3% 12/1/49 (f)	11,100,000	11,256,961
3% 12/1/49 (f)	19,900,000	20,181,398
3.5% 12/1/49 (f)	45,300,000	46,503,281
3.5% 12/1/49 (f)	2,600,000	2,669,063
		83,044,640
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,863,597,012)		1,889,274,094

Asset-Backed Securities - 0.0%
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 2.8095% 5/25/29(a)(b)
(Cost $843,402)	$836,502	$836,897

Collateralized Mortgage Obligations - 8.8%
Private Sponsor - 8.6%
Fannie Mae:
floater:	$	$
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.508% 2/25/32 (a)(b)	5,684	5,749
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.7625% 3/18/32 (a)(b)	10,306	10,498
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.708% 4/25/32 (a)(b)	12,039	12,235
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.708% 10/25/32 (a)(b)	15,325	15,577
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.458% 1/25/32 (a)(b)	5,833	5,892
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.392% 12/25/33 (a)(g)(h)	191,979	48,695
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.972% 11/25/36 (a)(g)(h)	138,718	26,441
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	4,138	4,339
Series 1993-207 Class H, 6.5% 11/25/23	64,158	68,337
Series 1996-28 Class PK, 6.5% 7/25/25	22,234	23,748
Series 1999-17 Class PG, 6% 4/25/29	82,260	89,224
Series 1999-32 Class PL, 6% 7/25/29	79,802	87,593
Series 1999-33 Class PK, 6% 7/25/29	59,142	64,351
Series 2001-52 Class YZ, 6.5% 10/25/31	8,556	9,785
Series 2003-28 Class KG, 5.5% 4/25/23	35,538	36,843
Series 2005-102 Class CO 11/25/35 (i)	47,664	43,534
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.1092% 8/25/35 (a)(h)	12,120	15,358
Series 2005-81 Class PC, 5.5% 9/25/35	127,157	139,721
Series 2006-12 Class BO 10/25/35 (i)	188,569	172,252
Series 2006-37 Class OW 5/25/36 (i)	21,617	19,489
Series 2006-45 Class OP 6/25/36 (i)	63,074	56,683
Series 2006-62 Class KP 4/25/36 (i)	106,588	96,499
Series 2012-149:
Class DA, 1.75% 1/25/43	298,296	294,636
Class GA, 1.75% 6/25/42	313,546	308,722
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	17,805	20,070
Series 1999-25 Class Z, 6% 6/25/29	64,339	71,523
Series 2001-20 Class Z, 6% 5/25/31	87,410	95,682
Series 2001-31 Class ZC, 6.5% 7/25/31	47,288	53,339
Series 2002-16 Class ZD, 6.5% 4/25/32	27,325	31,311
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.842% 11/25/32 (a)(g)(h)	108,549	15,139
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	234,568	18,833
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.932% 12/25/36 (a)(g)(h)	92,256	21,633
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.732% 5/25/37 (a)(g)(h)	53,661	10,910
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 14.9687% 9/25/23 (a)(h)	2,965	3,477
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.392% 3/25/33 (a)(g)(h)	14,143	2,982
Series 2005-72 Class ZC, 5.5% 8/25/35	755,895	821,085
Series 2005-79 Class ZC, 5.9% 9/25/35	392,653	447,568
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.372% 6/25/37 (a)(h)	45,484	92,266
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 29.352% 7/25/37 (a)(h)	69,957	140,879
Class SB, 39.600% - 1 month U.S. LIBOR 29.352% 7/25/37 (a)(h)	28,586	50,397
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.642% 3/25/38 (a)(g)(h)	364,684	67,940
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.652% 6/25/21 (a)(g)(h)	292	3
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.342% 12/25/40 (a)(g)(h)	341,617	59,562
Class ZA, 4.5% 12/25/40	221,892	246,597
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	243,888	17,622
Series 2010-150 Class ZC, 4.75% 1/25/41	1,449,993	1,632,408
Series 2010-17 Class DI, 4.5% 6/25/21 (g)	357	3
Series 2010-95 Class ZC, 5% 9/25/40	3,097,423	3,498,750
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	21,715	257
Series 2011-39 Class ZA, 6% 11/25/32	243,263	275,909
Series 2011-4 Class PZ, 5% 2/25/41	601,283	696,808
Series 2011-67 Class AI, 4% 7/25/26 (g)	78,402	5,495
Series 2011-83 Class DI, 6% 9/25/26(g)	68,310	3,678
Series 2012-100 Class WI, 3% 9/25/27 (g)	1,119,153	87,652
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.942% 12/25/30 (a)(g)(h)	390,917	37,314
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.842% 6/25/41 (a)(g)(h)	526,375	55,812
Series 2013-133 Class IB, 3% 4/25/32 (g)	784,245	52,887
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.342% 1/25/44 (a)(g)(h)	357,073	59,210
Series 2013-51 Class GI, 3% 10/25/32 (g)	300,314	25,178
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.012% 6/25/35 (a)(g)(h)	275,489	54,263
Series 2015-42 Class IL, 6% 6/25/45 (g)	1,572,324	324,116
Series 2015-70 Class JC, 3% 10/25/45	1,684,201	1,735,061
Series 2017-30 Class AI, 5.5% 5/25/47 (g)	794,410	162,632
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 4.492% 10/25/47 (a)(g)(h)	10,556,605	1,969,026
Series 2018-45 Class GI, 4% 6/25/48 (g)	24,854,443	3,268,260
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.5654% 1/15/32 (a)(b)	4,737	4,791
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.6654% 3/15/32 (a)(b)	6,641	6,735
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.7654% 3/15/32 (a)(b)	6,465	6,570
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.6654% 6/15/31 (a)(b)	11,852	12,017
Class FG, 1 month U.S. LIBOR + 0.900% 2.6654% 3/15/32 (a)(b)	3,670	3,722
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.0154% 5/15/37 (a)(b)	253,746	252,083
planned amortization class:
Series 2006-15 Class OP 3/25/36 (i)	190,369	172,691
Series 2095 Class PE, 6% 11/15/28	94,342	102,697
Series 2101 Class PD, 6% 11/15/28	7,738	8,398
Series 2121 Class MG, 6% 2/15/29	38,550	42,103
Series 2131 Class BG, 6% 3/15/29	266,346	290,712
Series 2137 Class PG, 6% 3/15/29	38,211	41,873
Series 2154 Class PT, 6% 5/15/29	67,749	74,734
Series 2162 Class PH, 6% 6/15/29	14,314	15,529
Series 2520 Class BE, 6% 11/15/32	97,402	108,839
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.8346% 3/15/23 (a)(g)(h)	1,924	53
Series 2693 Class MD, 5.5% 10/15/33	235,854	263,402
Series 2802 Class OB, 6% 5/15/34	121,616	131,393
Series 2962 Class BE, 4.5% 4/15/20	8,774	8,792
Series 3002 Class NE, 5% 7/15/35	255,984	274,713
Series 3110 Class OP 9/15/35 (i)	110,147	103,943
Series 3119 Class PO 2/15/36 (i)	229,876	207,362
Series 3121 Class KO 3/15/36 (i)	43,718	39,742
Series 3123 Class LO 3/15/36 (i)	129,605	117,097
Series 3145 Class GO 4/15/36 (i)	125,170	113,486
Series 3189 Class PD, 6% 7/15/36	221,460	255,376
Series 3225 Class EO 10/15/36 (i)	69,069	62,302
Series 3258 Class PM, 5.5% 12/15/36	108,308	117,409
Series 3415 Class PC, 5% 12/15/37	86,797	94,658
Series 3786 Class HI, 4% 3/15/38 (g)	190,480	7,614
Series 3806 Class UP, 4.5% 2/15/41	713,358	759,356
Series 3832 Class PE, 5% 3/15/41	922,283	1,002,622
Series 4135 Class AB, 1.75% 6/15/42	236,994	234,190
Series 4765 Class PE, 3% 12/15/41	1,226,497	1,234,040
sequential payer:
Series 2135 Class JE, 6% 3/15/29	17,998	19,827
Series 2274 Class ZM, 6.5% 1/15/31	23,423	26,343
Series 2281 Class ZB, 6% 3/15/30	48,470	52,444
Series 2303 Class ZV, 6% 4/15/31	23,231	25,453
Series 2357 Class ZB, 6.5% 9/15/31	176,467	201,762
Series 2502 Class ZC, 6% 9/15/32	43,897	48,936
Series 2519 Class ZD, 5.5% 11/15/32	70,086	76,746
Series 2546 Class MJ, 5.5% 3/15/23	21,857	22,694
Series 2601 Class TB, 5.5% 4/15/23	12,055	12,589
Series 2998 Class LY, 5.5% 7/15/25	43,616	45,919
Series 3871 Class KB, 5.5% 6/15/41	1,178,821	1,357,607
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.8346% 2/15/36 (a)(g)(h)	73,646	16,071
Series 2013-4281 Class AI, 4% 12/15/28 (g)	724,403	46,130
Series 2017-4683 Class LM, 3% 5/15/47	2,021,115	2,050,375
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 4.4346% 8/15/47 (a)(g)(h)	7,776,374	1,168,111
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 35.325% 8/15/24 (a)(h)	956	1,180
Class SD, 86.400% - 1 month U.S. LIBOR 63.5001% 8/15/24 (a)(h)	1,231	1,779
Series 2933 Class ZM, 5.75% 2/15/35	844,414	985,118
Series 2935 Class ZK, 5.5% 2/15/35	795,696	879,472
Series 2947 Class XZ, 6% 3/15/35	343,520	386,151
Series 2996 Class ZD, 5.5% 6/15/35	591,761	679,877
Series 3237 Class C, 5.5% 11/15/36	906,288	1,022,851
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.8946% 11/15/36 (a)(g)(h)	287,537	61,001
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.9846% 3/15/37 (a)(g)(h)	429,673	95,946
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.9946% 4/15/37 (a)(g)(h)	598,177	137,259
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.8146% 6/15/37 (a)(g)(h)	220,518	42,756
Series 3949 Class MK, 4.5% 10/15/34	186,774	197,529
Series 4055 Class BI, 3.5% 5/15/31 (g)	746,109	55,344
Series 4149 Class IO, 3% 1/15/33 (g)	140,973	15,924
Series 4314 Class AI, 5% 3/15/34 (g)	227,562	18,484
Series 4427 Class LI, 3.5% 2/15/34 (g)	1,287,786	121,132
Series 4471 Class PA 4% 12/15/40	1,472,258	1,514,277
target amortization class Series 2156 Class TC, 6.25% 5/15/29	47,607	50,610
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.9275% 6/16/37 (a)(g)(h)	126,091	27,142
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.3549% 3/20/60 (a)(b)(j)	1,588,770	1,590,020
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.1349% 7/20/60 (a)(b)(j)	231,184	230,040
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.2973% 9/20/60 (a)(b)(j)	272,429	270,992
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.2973% 8/20/60 (a)(b)(j)	302,648	301,103
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.3773% 12/20/60 (a)(b)(j)	513,825	512,083
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 12/20/60 (a)(b)(j)	688,385	688,269
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 2/20/61 (a)(b)(j)	1,389,730	1,389,645
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.4873% 2/20/61 (a)(b)(j)	1,808,932	1,808,497
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 4/20/61 (a)(b)(j)	620,881	620,765
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.4973% 5/20/61 (a)(b)(j)	806,718	806,541
Class FC, 1 month U.S. LIBOR + 0.500% 2.4973% 5/20/61 (a)(b)(j)	699,272	699,136
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.5273% 6/20/61 (a)(b)(j)	845,189	845,588
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.5473% 9/20/61 (a)(b)(j)	2,029,896	2,031,896
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.5973% 10/20/61 (a)(b)(j)	961,438	963,403
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 2.1236% 8/20/42 (a)(b)	1,119,054	1,117,980
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.6973% 11/20/61 (a)(b)(j)	887,763	891,542
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.6973% 1/20/62 (a)(b)(j)	558,767	561,127
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.6273% 1/20/62 (a)(b)(j)	837,319	839,587
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.6273% 3/20/62 (a)(b)(j)	523,600	524,087
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.6473% 5/20/61 (a)(b)(j)	34,667	34,752
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.5173% 10/20/62 (a)(b)(j)	76,556	76,575
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.5273% 7/20/60 (a)(b)(j)	18,769	18,777
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.3573% 3/20/63 (a)(b)(j)	91,874	91,552
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.5973% 1/20/64 (a)(b)(j)	829,805	831,300
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.5973% 12/20/63 (a)(b)(j)	2,595,434	2,600,900
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.4973% 6/20/64 (a)(b)(j)	711,197	711,058
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.2973% 3/20/65 (a)(b)(j)	28,812	28,709
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.2773% 5/20/63 (a)(b)(j)	75,531	75,394
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.1973% 4/20/63 (a)(b)(j)	114,095	113,693
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.3973% 12/20/62 (a)(b)(j)	195,724	195,560
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 1.9736% 10/20/47 (a)(b)	1,859,458	1,841,106
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 2.0736% 11/20/48 (a)(b)	5,309,838	5,278,499
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.0236% 5/20/48 (a)(b)	2,295,166	2,277,402
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.0236% 6/20/48 (a)(b)	2,659,391	2,638,044
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 2.0236% 6/20/48 (a)(b)	3,109,208	3,086,385
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 2.1736% 8/20/49 (a)(b)	17,590,833	17,537,788
Series2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 2.1736% 9/20/49 (a)(b)	8,183,954	8,171,444
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.5527% 12/20/40 (a)(h)	1,562,000	1,841,307
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	170,559	14,234
Series 2016-69 Class WA, 3% 2/20/46	1,476,430	1,502,708
Series 2017-134 Class BA, 2.5% 11/20/46	333,380	336,667
Series 2017-153 Class GA, 3% 9/20/47	3,302,163	3,353,518
Series 2017-182 Class KA, 3% 10/20/47	3,085,266	3,126,196
Series 2018-13 Class Q, 3% 4/20/47	3,996,386	4,042,722
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	386,744	423,634
Series 2010-160 Class DY, 4% 12/20/40	3,451,090	3,745,151
Series 2010-170 Class B, 4% 12/20/40	769,730	835,345
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.4973% 9/20/62 (a)(b)(j)	1,704,539	1,704,743
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.6473% 11/20/65 (a)(b)(j)	171,704	171,833
Series 2017-139 Class BA, 3% 9/20/47	6,769,478	6,844,164
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.7375% 5/16/34 (a)(g)(h)	70,430	12,929
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.4375% 8/17/34 (a)(g)(h)	78,818	17,481
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 29.625% 6/16/37 (a)(h)	11,976	21,485
Series 2010-116 Class QB, 4% 9/16/40	245,802	255,531
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.1875% 2/16/40 (a)(g)(h)	508,903	80,515
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.1349% 5/20/60 (a)(b)(j)	609,039	606,040
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.3764% 7/20/41 (a)(g)(h)	317,353	57,822
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.9375% 6/16/42 (a)(g)(h)	264,015	52,820
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.3685% 4/20/39 (a)(h)	258,279	265,545
Class ST, 8.800% - 1 month U.S. LIBOR 6.5018% 8/20/39 (a)(h)	910,514	943,506
Series 2013-149 Class MA, 2.5% 5/20/40	4,003,643	4,054,037
Series 2014-2 Class BA, 3% 1/20/44	5,466,588	5,662,834
Series 2014-21 Class HA, 3% 2/20/44	2,494,158	2,587,680
Series 2014-25 Class HC, 3% 2/20/44	3,805,836	3,960,056
Series 2014-5 Class A, 3% 1/20/44	3,368,169	3,488,831
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	1,916,079	1,916,039
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)	958,882	958,873
Series 2015-H21 Class HA, 2.5% 6/20/63 (j)	21,214	21,201
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.29% 5/20/66 (a)(b)(j)	5,201,088	5,200,497
Series 2017-186 Class HK, 3% 11/16/45	3,218,185	3,252,674
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.14% 8/20/66 (a)(b)(j)	5,519,647	5,504,023
		164,689,501
U.S. Government Agency - 0.2%
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (g)	54,115	10,993
Series 343 Class 16, 5.5% 5/25/34 (g)	46,367	8,449
Series 348 Class 14, 6.5% 8/25/34 (a)(g)	31,450	7,650
Series 351:
Class 12, 5.5% 4/25/34 (a)(g)	23,657	4,814
Class 13, 6% 3/25/34 (g)	28,449	5,734
Series 359 Class 19, 6% 7/25/35 (a)(g)	20,123	4,502
Series 384 Class 6, 5% 7/25/37 (g)	222,533	44,230
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.8213% 2/15/24 (a)(b)	15,666	15,765
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	35,923	39,071
Series 2056 Class Z, 6% 5/15/28	67,666	73,644
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	2,108,821	2,253,036
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	825,368	869,773
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2519% 5/20/65 (a)(j)	294,018	304,304
		3,641,965
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $167,133,524)		168,331,466

Commercial Mortgage Securities - 0.8%
Freddie Mac sequential payer Series 2019-K101 Class A2, 2.524% 10/25/29	5,700,000	5,829,553
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	8,100,000	9,038,863
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $14,938,880)		14,868,416
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund 1.61% (k)
(Cost $85,228,713)	85,211,823	85,228,865

Purchased Swaptions - 0.8%
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	13,700,000	$391,474
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.61% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	34,800,000	298,533
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	12,000,000	109,209
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	25,900,000	204,192
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.55% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	35,000,000	326,634
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.732% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	40,000,000	264,358
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.085% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	25,800,000	56,057
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	28,800,000	980,201

TOTAL PUT OPTIONS			2,630,658

Call Options - 0.7%
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	13,700,000	386,827
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.61% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	34,800,000	2,301,036
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	12,000,000	751,112
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	25,900,000	1,768,575
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.55% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	35,000,000	2,205,781
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.732% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	40,000,000	2,914,759
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.085% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	25,800,000	2,468,985
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	28,800,000	659,276

TOTAL CALL OPTIONS			13,456,351

TOTAL PURCHASED SWAPTIONS
(Cost $12,219,998)			16,087,009
TOTAL INVESTMENT IN SECURITIES - 113.3%
(Cost $2,143,961,529)			2,174,626,747
NET OTHER ASSETS (LIABILITIES) - (13.3)%			(255,485,009)
NET ASSETS - 100%			$1,919,141,738

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 12/1/49	$(11,100,000)	$(11,407,852)
3% 12/1/49	(11,100,000)	(11,407,852)
3% 12/1/49	(10,700,000)	(10,996,758)
3% 12/1/49	(12,700,000)	(13,052,227)
3% 12/1/49	(21,600,000)	(22,199,063)

TOTAL GINNIE MAE		(69,063,752)

Uniform Mortgage Backed Securities
3% 12/1/49	(11,100,000)	(11,256,961)
3% 12/1/49	(10,300,000)	(10,445,648)
3.5% 12/1/49	(4,900,000)	(5,030,156)
3.5% 12/1/49	(7,700,000)	(7,904,531)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(34,637,296)

TOTAL TBA SALE COMMITMENTS
(Proceeds $103,548,563)		$(103,701,048)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.65% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	13,700,000	$(435,283)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	23,000,000	(252,276)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	25,600,000	(902,695)

TOTAL PUT SWAPTIONS			(1,590,254)

Call Swaptions
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.65% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	13,700,000	(334,934)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	23,000,000	(1,335,027)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	25,600,000	(363,607)

TOTAL CALL SWAPTIONS			(2,033,568)

TOTAL WRITTEN SWAPTIONS			$(3,623,822)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	8	March 2020	$1,501,750	$3,579	$3,579
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	172	March 2020	22,249,813	68,819	68,819
CBOT 2-Year U.S. Treasury Note Contracts (United States)	18	March 2020	3,880,547	534	534
CBOT 5-Year U.S. Treasury Note Contracts (United States)	289	March 2020	34,381,969	69,412	69,412
CBOT Long Term U.S. Treasury Bond Contracts (United States)	20	March 2020	3,179,375	(568)	(568)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	99	March 2020	14,079,656	2,875	2,875

TOTAL SOLD					141,072

TOTAL FUTURES CONTRACTS					$144,651

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 4.1%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2021	$129,600,000	$(412,792)	$0	$(412,792)
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2024	23,410,000	49,880	0	49,880
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	74,700,000	2,292,188	0	2,292,188

TOTAL INTEREST RATE SWAPS							$1,929,276	$0	$1,929,276

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $108,053.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $811,644.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,040,633.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$891,666
Total	$891,666

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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